Accrued Expenses (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2019	Dec. 31, 2018
Accrued Liabilities [Abstract]
Accrued expenses
	March 31,	December 31,
	2019	2018

Accrued board of directors' fees	$250,000	$200,000
Accrued outside services	148,576	115,118
Accrued executive severance	140,500	136,000
Accrued related party advances	102,370	101,137
Accrued travel	58,993	58,993
Deferred rent	-	44,623
Accrued legal fees	38,098	-
Accrued clinical study expenses	13,650	13,650
Accrued computer equipment	-	8,752
Accrued other	1,207	11,007
	$753,394	$689,280

	2018	2017

Accrued board of director's fees	$200,000	$125,000
Accrued executive severance	136,000	118,000
Accrued outside services	115,118	165,427
Accrued related party	101,137	-
Accrued travel	58,993	39,926
Deferred rent	44,623	51,191
Accrued clinical study expenses	13,650	13,650
Accrued computer equipment	8,752	-
Accrued audit and tax preparation	-	73,800
Accrued legal and professional fees	-	61,890
Deferred revenue	-	13,317
Accrued other	11,007	11,399
	$689,280	$673,600